Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash on hand	₸ 197,002	₸ 259,639
Current accounts with other banks	108,246	274,534
Short-term deposits with other banks	314,222	216,217
Reverse repurchase agreements	0	70,076
Total cash and cash equivalents	₸ 619,470	₸ 820,466	₸ 615,360	₸ 342,101